Other Payables and Accruals	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Payables and Accruals
35	OTHER PAYABLES AND ACCRUALS

	2020	2019
	RMB million	RMB million
Salaries, wages and benefits	3,806	2,794
Take-off and landing charges	2,330	3,052
Fuel cost	451	1,109
Expenses related to aircraft overhaul conducted	2,853	1,810
Duties and levies payable	1,353	1,983
Food and beverages	125	253
Payments on system services	1,643	879
Lease rentals of property, plant and equipment	484	515
Other accrued operating expenses	567	991
Payable for purchase of property, plant and equipment	2,310	3,454
Interest payable	1,161	1,249
Pending output value added tax	250	412
Deposits received from ticket sales agents	420	507
Other deposits	529	588
Current portion of other long-term liabilities (Note 39)	235	294
Staff housing allowance	196	224
Amounts due to related parties (Note 45(c)(ii))	398	383
Current portion of post-retirement benefit obligations (Note 38(b))	165	165
Others	2,343	1,940

	21,619	22,602